NET CLAIMS INCURRED FOR LIFE, GENERAL AND HEALTH INSURANCE CONTRACTS (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	S/ 1,554,477	S/ 1,239,635	S/ 1,118,304
Life insurance contracts [member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	901,239	636,867	566,181
General insurance [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	338,440	305,368	269,845
Health insurance contracts [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	314,798	297,400	282,278
Gross claims [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	1,875,852	1,607,604	1,601,691
Gross claims [Member] | Life insurance contracts [member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	1,001,671	737,982	646,026
Gross claims [Member] | General insurance [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	547,201	562,440	661,108
Gross claims [Member] | Health insurance contracts [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	326,980	307,182	294,557
Ceded claims [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	(321,375)	(367,969)	(483,387)
Ceded claims [Member] | Life insurance contracts [member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	(100,432)	(101,115)	(79,845)
Ceded claims [Member] | General insurance [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	(208,761)	(257,072)	(391,263)
Ceded claims [Member] | Health insurance contracts [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	S/ (12,182)	S/ (9,782)	S/ (12,279)